Financial Instruments (Details) - USD ($) $ in Thousands	Apr. 29, 2013	Dec. 31, 2015	Dec. 31, 2014
Fair Value of Financial Instruments
Available-for-sale securities		$ 311,497	$ 262,464
Financial instruments measured on a recurring basis
Fair Value of Financial Instruments
Money market funds		20,000	50,593
Bank time deposits		1,521,057	1,219,440
Available-for-sale securities		311,497	262,464
Total		1,852,554	1,532,497
Financial instruments measured on a recurring basis | Quoted Prices in Active Market for Identical Assets (Level 1)
Fair Value of Financial Instruments
Money market funds		20,000	50,593
Available-for-sale securities		311,497	262,464
Total		331,497	313,057
Financial instruments measured on a recurring basis | Significant Other Observable Inputs (Level 2)
Fair Value of Financial Instruments
Bank time deposits		1,521,057	1,219,440
Total		$ 1,521,057	$ 1,219,440
Financial instruments measured on a recurring basis | Significant Unobservable Inputs (Level 3) | Alibaba
Fair Value of Financial Instruments
Maximum percentage of ownership interest in subsidiary to be reached under option granted (as a percent)	30.00%